Shareholders’ equity	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Shareholders’ equity

30	Shareholders’ equity

Accounting policy

Common shares are classified in shareholders’ equity. Each time a share premium is paid to the Company for an issued share, the respective share premium is allocated to the share premium account. Each time the repayment of a share premium is decided, such repayment shall be done pro-rata to the existing shareholders.

The distribution of dividends to the Company’s shareholders is recognized as a liability in the Company’s consolidated financial statements in the period in which the dividends are approved by the Company’s shareholders.

Shares repurchased under buyback programs that are not cancelled are reported as treasury shares and are deducted from shareholders’ equity. These shares are also deducted in the earnings per share calculation.

(a)	Capital

As of December 31, 2025, the outstanding capital of USD 132,438 (2024: USD 132,438) is comprised of 132,438 thousand subscribed and issued common shares (2024: 132,438 thousand), with par value of USD 1.00 per share. In addition to the subscribed and issued common shares, NEXA also has an authorized, but unissued and unsubscribed share capital set at USD 231,925.

(b)	Share premium

The share premium, if any, may be distributed to the shareholders in accordance with Luxembourg Commercial Companies Act by a resolution of the Board of Directors.

(c)	Additional paid-in capital

Additional paid in capital arises from transactions recognized in equity that do not qualify as capital or share premium in accordance with Luxembourg Commercial Companies Act and, therefore, cannot be distributed to the shareholders of the Company.

(d)	Accumulated other comprehensive income

The changes in the accumulated other comprehensive income are as follows:

	Cumulative translation adjustment	Hedge accounting	Changes in fair value of financial instruments	Total
At January 01, 2023	(272,880)	1,262	(14,213)	(285,831)
Translation adjustment on foreign subsidiaries	81,413	-	-	81,413
Cash flow hedge accounting, net of income tax	-	(537)	-	(537)
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	-	-	(385)	(385)
Changes in fair value of investments in equity instruments	-	-	(1,466)	(1,466)
At December 31, 2023	(191,467)	725	(16,064)	(206,806)
Translation adjustment on foreign subsidiaries	(184,446)	-	-	(184,446)
Cash flow hedge accounting, net of income tax	-	109	-	109
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	-	-	(1,037)	(1,037)
Changes in fair value of investments in equity instruments	-	-	(1,256)	(1,256)
At December 31, 2024	(375,913)	834	(18,357)	(393,436)
Translation adjustment on foreign subsidiaries	79,357	-	-	79,357
Cash flow hedge accounting, net of income tax	-	(3,801)	-	(3,801)
Changes in fair value of financial liabilities related to changes in the Company’s own credit risk	-	-	(218)	(218)
Changes in fair value of investments in equity instruments	-	-	126	126
At December 31, 2025	(296,556)	(2,967)	(18,449)	(317,972)
Attributable to NEXA's shareholders				(266,300)
Attributable to non-controlling interests				(51,672)

(e)	Earnings per share

Basic earnings per share are calculated by dividing net income attributable to NEXA’s shareholders by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings per share are calculated using the same net income attributable to NEXA’s shareholders and the weighted average number of ordinary shares adjusted for the effects of all potentially dilutive instruments, if any.

The Company performs an assessment at each reporting date of all outstanding financial instruments and equity-linked arrangements to determine whether they are potentially dilutive in accordance with IAS 33. For the years presented, the Company did not have any outstanding options, warrants, convertible instruments, share-based payment arrangements or any other instruments that could result in the issuance of additional shares. As the Company does not have any potentially dilutive shares, basic and diluted earnings per share are the same.

	2025	2024	2023
Net income (loss) for the year attributable to NEXA's shareholders	132,626	(205,030)	(291,968)
Weighted average number of outstanding shares – in thousands	132,439	132,439	132,439
Earnings (losses) per share - USD	1.00	(1.55)	(2.20)

(f)	Dividend distribution

NEXA

On May 8, 2025, at the annual shareholders' meeting and in accordance with Luxembourg laws, the Company's shareholders approved a cash distribution to shareholders of USD 13,400 as a share premium reimbursement. The cash distribution was paid on June 27, 2025, to shareholders of record as of June 10, 2025.

Nexa Peru

On March 28, 2025, Nexa Peru approved dividends totaling USD 100,000 payable in two equal installments of USD 50,000 each, based on the ownership percentage of each shareholder as of the payment date. Nexa CJM is entitled to receive USD 82,432 for its shares, NEXA USD 179, and the non-controlling interest USD 17,389. The first installment of USD 8,717 was paid on April 30, 2025, and the second of USD 8,103 was paid on September 30, 2025. During 2025, Nexa Peru also paid USD 359 related to previous periods in dividends to non-controlling interests.

Pollarix

During 2025, Pollarix S.A. approved total dividends amounting to USD 50,231 (BRL 275,668), comprising USD 10,332 (BRL 56,713) allocated to Nexa BR and USD 39,899 (BRL 218,975) the portion allocated to non-controlling interests, USD 17,088 (BRL 93,726) was paid during 2025. The remaining balance, including dividends from 2025 and residual amounts from prior years, totaling USD 24,853 (BRL 133,344), was fully settled on January 19, 2026, as disclosed in Note 32. As a result, 100% of the dividends approved in 2025 were fully liquidated.

Enercan

On April 30, 2025, Enercan’s Board of Directors approved an additional dividend distribution to its shareholders related to the 2024 fiscal year, entitling the Company’s subsidiary Pollarix to receive USD 20,370 (BRL 112,216).

On December 19, 2025, Enercan’s Board of Directors approved an additional dividend distribution to its shareholders, entitling the Company’s subsidiary Pollarix to receive USD 3,465 (BRL 20,199).

During 2025, Pollarix received in cash a total amount of USD 23,836 (BRL 132,415), including: (i) USD 10,099 (BRL 56,108) related to the June distribution; (ii) USD 6,061 (BRL 33,665) related to August; and (iii) USD 7,675 (BRL 42,642) related to November and December, from the outstanding dividend amount.

(g)	Non-controlling interest

Summarized balance sheet	NEXA PERU		Pollarix S.A.
	2025	2024	2025	2024
Current assets	847,874	840,727	44,390	21,597
Current liabilities	427,941	381,329	36,714	8,169
Current net assets	419,933	459,398	7,676	13,428

Non-current assets	1,495,772	1,176,393	60,627	53,843
Non-current liabilities	518,914	422,555	7,647	11,099
Non-current net assets	976,858	753,838	52,980	42,744

Net assets	1,396,791	1,213,236	60,656	56,172

Accumulated non-controlling interests	242,227	205,102	44,402	42,569

Summarized income statement	NEXA PERU		Pollarix S,A,
	2025	2024	2025	2024
Net revenues	1,063,503	881,122	32,845	27,919
Net (loss) gain for the year	276,866	(41,999)	46,783	28,959
Other comprehensive income	-	-	7,932	(14,886)
Total comprehensive income for the year	276,866	(41,999)	54,715	14,073

Comprehensive income attributable to non-controlling interests	53,258	(5,229)	43,459	15,026
Dividends paid to non-controlling interests	17,179	5,938	17,088	14,616

Summarized statement of cash flows	NEXA PERU		Pollarix S,A,
	2025	2024	2025	2024
Net cash provided by (used in) operating activities	152,509	244,940	27,532	(11,615)
Net cash used in investing activities	(155,881)	(108,007)	3,185	2,130
Net cash (used in) provided by financing activities	(113,055)	(16,245)	(2,462)	13,783
(Decrease) increase in cash and cash equivalents	(116,427)	120,688	28,255	4,298

On January 15, 2025, Nexa El Porvenir paid USD 3,453 and non-controlling shareholders paid USD 1,864 for the subscription of newly issued shares of Nexa Atacocha. Since Nexa El Porvenir subscribed to its portion of the capital increase in December 2024, while non-controlling shareholders completed their subscription in January 2025, its ownership interest in Nexa Atacocha decreased from 86.65% as of December 31, 2024, to 82.11%. Nexa El Porvenir recognized a gain of USD 1,005 from the dilution of its ownership interest, due to Atacocha’ s negative equity, which was recorded in equity attributable to Nexa’s controlling interest, while a loss of USD 1,016 was allocated to the non-controlling shareholders.

On July 17, 2025, Nexa El Porvenir, which owned 82.11% of Nexa Atacocha, launched a Voluntary Public Tender Offer (OPA) through the Lima Stock Exchange (BVL), under the supervision of the Peruvian Securities Market Authority (SMV), to acquire up to the remaining 17.89% of Atacocha’s shares held by non-controlling interests. The tender offer remained open until September 3, 2025.

Following the completion of Tender Offer, 0.89% of the shares were acquired for USD 502, resulting in an increase in Nexa El Porvenir’s controlling ownership interest in Nexa Atacocha from 82.11% to 83.00%.

As a result, the non-controlling interest decreased from 17.89% to 17.00. Consequently, a total reduction of USD 502 was recorded in equity, of which USD 492 was recognized in retained earnings attributable to the controlling interest and USD 10 to the non-controlling interest.